Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Total revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues			99.00%	98.00%
US
Disclosure of geographical areas [line items]
Total revenue	42,203	34,849	$ 81,385	$ 63,793
Europe
Disclosure of geographical areas [line items]
Total revenue	26,770	23,682	53,485	44,589
FSU
Disclosure of geographical areas [line items]
Total revenue	13,436	13,904	26,582	25,539
Asia
Disclosure of geographical areas [line items]
Total revenue	33,043	26,786	68,367	45,066
Other
Disclosure of geographical areas [line items]
Total revenue	$ 10,314	$ 10,423	$ 22,018	$ 17,346